American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

December 16, 2015

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Sound Point Floating Rate Income Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 237 ("Amendment No. 237") to the Registrant's Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Sound Point Floating Rate Fund does not differ from that contained in Amendment No. 237 to the Registrant's Registration Statement, and (c) that Amendment No. 237 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
   Rosemary Behan
           Chief Legal Officer

cc:   Kathy Ingber, Esq.
          K&L Gates LLP